STOCKHOLDERS' (DEFICIT) EQUITY (Detail Textuals 9)		12 Months Ended
	Mar. 14, 2013 $ / shares shares	Dec. 31, 2014	Dec. 31, 2013 $ / shares $ / kg shares	May. 22, 2014 $ / shares shares	Feb. 12, 2013 $ / shares
Rights Offering
Stockholders Equity Note [Line Items]
Exercise price of warrants (in dollars per share)					$ 0.15
Common Stock Warrant
Stockholders Equity Note [Line Items]
Weighted Average Remaining Life		1 year 2 months 12 days
Common Stock Warrant | Rights Offering
Stockholders Equity Note [Line Items]
Number of common stock shares called by warrants | shares	120,000
Exercise price of warrants (in dollars per share)	$ 0.15
Weighted Average Remaining Life	5 years
Period of warrants under anti-dilution adjustments	2 years
September 2013 Warrants
Stockholders Equity Note [Line Items]
Number of business days			10 days
Number of common stock shares called by warrants | shares			5,000,000
Exercise price of warrants (in dollars per share)			$ 0.15
Exercise price of warrants under anti-dilution adjustment provisions | $ / kg			0.15
Number of minimum consecutive trading days			20 days
Series A Preferred Stock Warrants
Stockholders Equity Note [Line Items]
Weighted Average Remaining Life		1 year 2 months 12 days
Series B Preferred Stock Warrants
Stockholders Equity Note [Line Items]
Number of common stock shares called by warrants | shares				1,140,000
Exercise price of warrants (in dollars per share)				$ 3.00
Weighted Average Remaining Life		4 years 4 months 24 days